Short-term Bank Borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Credit facilities from banks	$ 0	$ 43,733
Credit facilities from banks
Disclosure of detailed information about borrowings [line items]
Credit facilities from banks	$ 0	$ 2,074